Stockholders' Equity - Schedule of Issuance of Series C Preferred Stock (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Class Of Stock [Line Items]
Conversion of Series C Preferred stock to common stock			$ 2,377
Series C Preferred Stock
Class Of Stock [Line Items]
Beginning Balance	$ 10,366	$ 12,275	$ 14,652
Beginning Balance, shares	14,208	16,838	20,092
Conversion of Series C Preferred stock to common stock	$ (393)	$ (1,909)	$ (2,377)
Conversion of series C preferred stock to common stock, shares	(540)	(2,630)	(3,254)
Ending Balance	$ 9,973	$ 10,366	$ 12,275
Ending Balance, shares	13,668	14,208	16,838